Combined Statements of Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total net sales	$ 2,082	$ 2,074	$ 6,179	$ 6,161	$ 8,197	$ 8,130	$ 8,171
Selling, general and administrative expenses	701	525	1,998	1,681	2,243	2,235	2,278
Research and development expenses	189	180	576	568	758	767	766
Total operating expenses	1,807	1,570	5,279	4,875	6,505	6,437	6,292
Total Company operating income	275	504	900	1,286	1,692	1,693	1,879
Other expense (income), net	1	4	48	10	25	1	(3)
Income before income taxes	167	500	592	1,276	1,667	1,692	1,882
Provision for income taxes	45	40	144	202	321	349	422
Net income	122	460	448	1,074	1,346	1,343	1,460
Cost of product
Total net sales	1,608	1,593	4,766	4,750	6,296	6,300	6,398
Cost of sales	793	748	2,341	2,262	3,023	2,953	2,773
Cost of software and rentals
Total net sales	474	481	1,413	1,411	1,901	1,830	1,773
Cost of sales	$ 124	$ 117	$ 364	$ 364	$ 481	$ 482	$ 475